Income Taxes - Summary of Changes to Unrecognized Tax Benefits Reserves Excluding Related Interest and Penalties (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits	$ 20.9	$ 16.5	$ 12.4	$ 7.6
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	4.0	4.0	4.1
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0.5	0.4	0.5
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	1.2	1.1	1.4
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	0.0	0.6	0.0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	$ 0.3	$ 0.0	0.2
Unrecognized Tax Benefits that Would Result in Deferred Tax Assets			$ 0.0